Lease Obligations - Reconciliation of Lease Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total lease payments	$ 2,110,000
Amounts representing interest	302,000	$ 0
Present value of net lease payments	1,808,000
Current portion of lease obligations	1,219,000	0
Lease obligations	589,000	$ 0
Less than 1 year [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total lease payments	1,479,000
1-3 years [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total lease payments	$ 631,000